Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ (49.5)	$ (38.1)
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 3.0	$ 0.8
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ 3.8	$ (3.1)
Impact on Other comprehensive income	$ 1.0	$ (1.2)